Note 20 - Guarantees Of Registered Securities	12 Months Ended
Dec. 31, 2011
Description of Guarantees Given by Parent Company
NOTE 20—GUARANTEES OF REGISTERED SECURITIES

On August 3, 2010, the Company filed a registration statement on Form S-4 with the Securities and Exchange Commission. Under this registration statement, the Company exchanged $200 million of its publicly registered 10 1/2% senior notes due 2017 for a like amount of its privately placed 10 1/2% senior notes due 2017. The debt securities sold are fully and unconditionally guaranteed, on a joint and several bases, by the guarantor subsidiaries which will correspond to all subsidiaries located in the United States. The non-guarantor subsidiaries consist of all subsidiaries outside of the United States.

Separate condensed consolidating financial statement information for the guarantor subsidiaries and non-guarantor subsidiaries as of December 31, 2010 and 2009 and for the years ended December 31, 2011, 2010 and 2009 is as follows (in thousands):

	As of December 31, 2011
	Guarantors	Non-guarantors	Eliminations	Consolidated
BALANCE SHEET
ASSETS
Current assets	$139,352	$47,449	$(59,638)	$127,163
Multi-client library, net	232,235	-	-	232,235
Property and equipment, net	113,041	5,379	-	118,420
Investment in subsidiaries	1	-	(1)	-
Intercompany accounts	30,807	(30,807)	-	-
Other non-current assets	28,340	215	-	28,555
TOTAL ASSETS	$543,776	$22,236	$(59,639)	$506,373

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$116,882	$62,742	$(59,638)	$119,986
Long-term debt and capital lease
obligations, net of current portion	268,486	-	-	268,486
Deferred income tax and other
non-current liabilities	4,339	-	-	4,339
TOTAL LIABILITIES	389,707	62,742	(59,638)	392,811

Stockholders' equity	154,069	(40,506)	(1)	113,562
TOTAL LIABILITIES AND
STOCKHOLDERS’ EQUITY	$543,776	$22,236	$(59,639)	$506,373

	As of December 31, 2010
	Guarantors	Non-guarantors	Eliminations	Consolidated
BALANCE SHEET
ASSETS
Current assets	$116,600	$26,123	$(30,736)	$111,987
Multi-client library, net	145,896	-	-	145,896
Property and equipment, net	125,343	1,621	-	126,964
Investment in subsidiaries	1	-	(1)	-
Intercompany accounts	17,326	(17,326)	-	-
Other non-current assets	28,404	15	-	28,419
TOTAL ASSETS	$433,570	$10,433	$(30,737)	$413,266

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$98,383	$32,853	$(30,736)	$100,500
Long-term debt and capital lease obligations, net of current portion	209,418	-	-	209,418
Deferred income tax and other non-current liabilities	1,491	-	-	1,491
TOTAL LIABILITIES	309,292	32,853	(30,736)	311,409

Stockholders' equity	124,277	(22,419)	(1)	101,857
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$433,569	$10,434	$(30,737)	$413,266

	Year Ended December 31, 2011
	Guarantors	Non-guarantors	Eliminations	Consolidated
STATEMENTS OF OPERATIONS
Revenues	$305,665	$89,133	$(9,443)	$385,355

Expenses:
Operating expenses	212,164	90,089	(8,388)	293,865
Selling, general and administrative expenses	35,306	12,331	(1,055)	46,582
Total expenses	247,470	102,420	(9,443)	340,447
Income (loss) from operations	58,195	(13,287)	-	44,908
Interest income (expense), net	(25,277)	18	-	(25,259)
Other income (expenses), net	910	(1,439)	-	(529)
Income (loss) before income taxes	33,828	(14,708)	-	19,120
Income tax expense	10,100	3,380	-	13,480
Income (loss) after income taxes	23,728	(18,088)	-	5,640
Net loss, attributable to noncontrolling interests	(22)	-	-	(22)
Net income (loss), attributable to common shareholders	$23,750	$(18,088)	$-	$5,662

	Year Ended December 31, 2010
	Guarantors	Non-guarantors	Eliminations	Consolidated
STATEMENTS OF OPERATIONS
Revenues	$238,177	$30,342	$(13,814)	$254,705

Expenses:
Operating expenses	200,230	37,749	(12,652)	225,327
Selling, general and administrative expenses	33,490	8,059	(1,162)	40,387
Total expenses	233,720	45,808	(13,814)	265,714
Income (loss) from operations	4,457	(15,466)	-	(11,009)
Interest expense, net	(21,269)	-	-	(21,269)
Other expenses, net	(6,612)	(64)	-	(6,676)
Loss before income taxes	(23,424)	(15,530)	-	(38,954)
Income tax expense (benefit)	(2,379)	2,979	-	600
Loss after income taxes	(21,045)	(18,509)	-	(39,554)
Net income, attributable to noncontrolling interests	162	-	-	162
Net loss, attributable to common shareholders	$(21,207)	$(18,509)	$-	$(39,716)

	Year Ended December 31, 2009
	Guarantors	Non-guarantors	Eliminations	Consolidated
STATEMENTS OF OPERATIONS
Revenues	$239,037	$102,216	$(28,457)	$312,796

Expenses:
Operating expenses	196,059	93,627	(27,518)	262,168
Selling, general and administrative expenses	19,977	13,262	(939)	32,300
Total expenses	216,036	106,889	(28,457)	294,468
Income (loss) from operations	23,001	(4,673)	-	18,328
Interest expense, net	(18,613)	-	-	(18,613)
Other income, net	1,007	16	-	1,023
Income (loss) before income taxes	5,395	(4,657)	-	738
Income tax expense (benefit)	(2,793)	3,086	-	293
Net income (loss), attributable to common shareholders	$8,188	$(7,743)	$-	$445

	Year Ended December 31, 2011
	Guarantors	Non-guarantors	Eliminations	Consolidated
STATEMENTS OF CASH FLOWS
Net cash provided by operating activities	$118,791	$7,792	$-	$126,583
Net cash used in investing activities	(187,839)	(4,216)	-	(192,055)
Net cash provided by financing activities	56,330	2,430	-	58,760
Net (decrease) increase in cash and cash equivalents	$(12,718)	$6,006	$-	$(6,712)

	Year Ended December 31, 2010
	Guarantors	Non-guarantors	Eliminations	Consolidated
STATEMENTS OF CASH FLOWS
Net cash provided by operating activities	$113,071	$2,770	$-	$115,841
Net cash provided by (used in) investing activities	(213,677)	945	-	(212,732)
Net cash provided by financing activities	108,101	-	-	108,101
Net increase in cash and cash equivalents	$7,495	$3,715	$-	$11,210

	Year Ended December 31, 2009
	Guarantors	Non-guarantors	Eliminations	Consolidated
STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	$89,300	$(8,904)	$-	$80,396
Net cash provided by (used in) investing activities	(53,642)	362	-	(53,280)
Net cash used in financing activities	(40,533)	-	-	(40,533)
Net decrease in cash and cash equivalents	$(4,875)	$(8,542)	$-	$(13,417)